Prepaid Expenses and Other Current Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
provision for expected credit losses for prepaid expenses and other current assets			$ 5,383
credit loss allowance on prepaid expenses and other current assets written off